Note 23 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
23.	COMMITMENTS AND CONTINGENCIES

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2012, 2013 and 2014 were $3,941,137, $4,808,894 and $7,013,985, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2015	$6,490,055
2016	1,724,215
2017	154,104

Total	$8,368,374